LEASES - Weighted-average remaining lease term and discount rate (Details)	12 Months Ended
Dec. 31, 2024
LEASES
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Extension term	6 years
Weighted average remaining lease term	8 years 9 months 25 days
Weighted average discount rate	5.05%
Minimum
LEASES
Remaining lease term	1 year
Maximum
LEASES
Remaining lease term	13 years 5 months 15 days